Commitments, guarantees, contingencies and other disclosures - Summary of Commitments Other than Capital Commitment (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Oil And Gas [member] | Cairn India [member]
Statement [LineItems]
Committed work programme	₨ 56,254	$ 769	₨ 58,409